Derivatives and Hedging	12 Months Ended
Dec. 31, 2011
Derivatives and Hedging [Abstract]
Derivatives and Hedging
6.  Derivatives and Hedging

The Partnerships' objective is to profit from speculative trading in Futures Interests. Therefore, the Trading Advisor for each Partnership will take speculative positions in Futures Interests where it feels the best profit opportunities exist for its trading strategy. As such, the average number of contracts outstanding in absolute quantity (the total of the open long and open short positions) has been presented as a part of the volume disclosure, as position direction is not an indicative factor in such volume disclosures. With regard to foreign currency forward trades, each notional quantity amount has been converted to an equivalent contract based upon an industry convention.

The following tables summarize the valuation of each Partnership's investments as of December 31, 2011 and 2010.

Charter Campbell

The Effect of Trading Activities on the Statements of Financial Condition as of December 31, 2011 and 2010:

December 31, 2011

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$		$	$	$
Commodity	27,760	(35,100)	554,382	(553,530)	(6,488)	530
Equity	153,472	(2,078)	75,465	(5,440)	221,419	383
Foreign currency	183,838	(32,663)	1,202,671	(23,414)	1,330,432	7,864
Interest rate	1,031,489	(86,417)	13,978	(21,713)	937,337	2,111
Total	1,396,559	(156,258)	1,846,496	(604,097)	2,482,700
Unrealized currency loss					(2,392,751)
Total net unrealized gain on open contracts					89,949

		Average Number of Contracts Outstanding for the Year (Absolute Quantity)
Option Contracts at Fair Value
	$
Options purchased	–	2
Options written	–	1

December 31, 2010

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	1,337,918	(58,825)	-	(79,630)	1,199,463	562
Equity	188,291	(170,905)	10,264	-	27,650	579
Foreign currency	2,099,244	(267,960)	148,803	(645,309)	1,334,778	6,666
Interest rate	106,248	–	13,334	(173,022)	(53,440)	2,512
Total	3,731,701	(497,690)	172,401	(897,961)	2,508,451
Unrealized currency loss					(2,368,555)
Total net unrealized gain on open contracts					139,896

		Average Number of Contracts Outstanding for the Year (Absolute Quantity)
Option Contracts at Fair Value
	$
Options purchased	366,896	3
Options written	(166,225)	3

Charter Aspect

The Effect of Trading Activities on the Statements of Financial Condition as of December 31, 2011 and 2010:

December 31, 2011

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	85,884	(342,624)	976,621	(401,199)	318,682	673
Equity	59,202	(15,408)	183,235	(23,702)	203,327	407
Foreign currency	59,707	(3,322)	175,112	(141,973)	89,524	974
Interest rate	1,708,363	(185,840)	–	(6,585)	1,515,938	3,152
Total	1,913,156	(547,194)	1,334,968	(573,459)	2,127,471
Unrealized currency gain					848,606
Total net unrealized gain on open contracts					2,976,077

December 31, 2010

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	3,675,090	(39,526)	-	(161,540)	3,474,024	1,210
Equity	361,145	(112,680)	21,990	-	270,455	576
Foreign currency	1,456,730	-	344,797	(105,251)	1,696,276	986
Interest rate	130,718	(115,308)	40	(98,768)	(83,318)	3,926
Total	5,623,683	(267,514)	366,827	(365,559)	5,357,437
Unrealized currency gain					709,601
Total net unrealized gain on open contracts					6,067,038

Charter WNT

The Effect of Trading Activities on the Statements of Financial Condition as of December 31, 2011 and 2010:

December 31, 2011

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	53,417	(311,649)	393,065	(290,803)	(155,970)	382
Equity	66,968	(853)	24,716	(23,666)	67,165	221
Foreign currency	207,275	(4,171)	595,829	(37,164)	761,769	405
Interest rate	908,073	(52,740)	4,925	(6,788)	853,470	1,128
Total	1,235,733	(369,413)	1,018,535	(358,421)	1,526,434
Unrealized currency loss					(49,877)
Total net unrealized gain on open contracts					1,476,557

		Average Number of Contracts Outstanding for the Year (Absolute Quantity)
Option Contracts at Fair Value
	$
Options purchased	1,720	6
Options written	(3,973)	6

December 31, 2010

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	1,764,214	(43,969)	-	(53,370)	1,666,875	537
Equity	160,028	(83,999)	6,260	(1,925)	80,364	381
Foreign currency	944,666	(11,249)	10,887	(109,973)	834,331	620
Interest rate	31,487	(7,829)	369	(147,623)	(123,596)	1,604
Total	2,900,395	(147,046)	17,516	(312,891)	2,457,974
Unrealized currency loss					(12,756)
Total net unrealized gain on open contracts					2,445,218

		Average Number of Contracts Outstanding for the Year (Absolute Quantity)
Option Contracts at Fair Value
	$
Options purchased	2,775	8
Options written	(5,500)	8

The following tables summarize the net trading results of each Partnership for the years ended December 31, 2011, 2010 and 2009, respectively.

Charter Campbell

The Effect of Trading Activities on the Statements of Income and Expenses for the year ended December 31, 2011 included in Total Trading Results:

Type of Instrument	$
Commodity	(4,324,493)
Equity	(5,133,663)
Foreign currency	(2,468,048)
Interest rate	12,229,439
Unrealized currency loss	(24,198)
Proceeds from Litigation	80
Total	279,117

Line Items on the Statements of Income and Expenses for the year ended December 31, 2011:

Trading Results	$
Net realized	320,492
Net change in unrealized	(41,455)
Proceeds from Litigation	80
Total Trading Results	279,117

Charter Campbell

The Effect of Trading Activities on the Statements of Income and Expenses for the year ended December 31, 2010 included in Total Trading Results:

Type of Instrument	$
Commodity	2,623,618
Equity	(2,142,624)
Foreign currency	2,490,889
Interest rate	9,927,453
Unrealized currency loss	(74,383)
Proceeds from Litigation	6,177
Total	12,831,130

Line Items on the Statements of Income and Expenses for the year ended December 31, 2010:

Trading Results	$
Net realized	9,247,401
Net change in unrealized	3,577,552
Proceeds from Litigation	6,177
Total Trading Results	12,831,130

Charter Campbell

The Effect of Trading Activities on the Statements of Income and Expenses for the year ended December 31, 2009 included in Total Trading Results:

Type of Instrument	$
Commodity	(406,995)
Equity	(885,043)
Foreign currency	3,502,707
Interest rate	(4,817,441)
Unrealized currency gain	59,413
Total	(2,547,359)

Line Items on the Statements of Income and Expenses for the year ended December 31, 2009:

Trading Results	$
Net realized	(596,625)
Net change in unrealized	(1,950,734)
Total Trading Results	(2,547,359)

Charter Aspect

The Effect of Trading Activities on the Statements of Income and Expenses for the year ended December 31, 2011 included in Total Trading Results:

Type of Instrument	$
Commodity	(2,318,060)
Equity	(2,222,271)
Foreign currency	(280,415)
Interest rate	13,845,290
Unrealized currency gain	139,004
Total	9,163,548

Line Items on the Statements of Income and Expenses for the year ended December 31, 2011:

Trading Results	$
Net realized	12,254,509
Net change in unrealized	(3,090,961)
Total Trading Results	9,163,548

Charter Aspect

The Effect of Trading Activities on the Statements of Income and Expenses for the year ended December 31, 2010 included in Total Trading Results:

Type of Instrument	$
Commodity	1,170,080
Equity	(2,549,288)
Foreign currency	4,924,389
Interest rate	15,903,498
Unrealized currency gain	67,332
Proceeds from Litigation	40,052
Total	19,556,063

Line Items on the Statements of Income and Expenses for the year ended December 31, 2010:

Trading Results	$
Net realized	13,688,766
Net change in unrealized	5,827,245
Proceeds from Litigation	40,052
Total Trading Results	19,556,063

Charter Aspect

The Effect of Trading Activities on the Statements of Income and Expenses for the year ended December 31, 2009 included in Total Trading Results:

Type of Instrument	$
Commodity	(5,919,676)
Equity	1,387,998
Foreign currency	(4,832,915)
Interest rate	(4,657,633)
Unrealized currency loss	(170,127)
Total	(14,192,353)

Line Items on the Statements of Income and Expenses for the year ended December 31, 2009:

Trading Results	$
Net realized	(6,921,660)
Net change in unrealized	(7,270,693)
Total Trading Results	(14,192,353)

Charter WNT

The Effect of Trading Activities on the Statements of Income and Expenses for the year ended December 31, 2011 included in Total Trading Results:

Type of Instrument	$
Commodity	1,377,994
Equity	(1,384,478)
Foreign currency	167,453
Interest rate	6,968,653
Unrealized currency loss	(37,121)
Total	7,092,501

Line Items on the Statements of Income and Expenses for the year ended December 31, 2011:

Trading Results	$
Net realized	8,058,605
Net change in unrealized	(966,104)
Total Trading Results	7,092,501

Charter WNT

The Effect of Trading Activities on the Statements of Income and Expenses for the year ended December 31, 2010 included in Total Trading Results:

Type of Instrument	$
Commodity	2,629,176
Equity	(745,185)
Foreign currency	3,756,154
Interest rate	8,508,553
Unrealized currency gain	1,756
Proceeds from Litigation	40,150
Total	14,190,604

Line Items on the Statements of Income and Expenses for the year ended December 31, 2010:

Trading Results	$
Net realized	12,177,274
Net change in unrealized	1,973,180
Proceeds from Litigation	40,150
Total Trading Results	14,190,604

Charter WNT

The Effect of Trading Activities on the Statements of Income and Expenses for the year ended December 31, 2009 included in Total Trading Results:

Type of Instrument	$
Commodity	(836,702)
Equity	(1,421,780)
Foreign currency	(1,704,499)
Interest rate	(1,376,349)
Unrealized currency loss	(106,648)
Total	(5,445,978)

Line Items on the Statements of Income and Expenses for the year ended December 31, 2009:

Trading Results	$
Net realized	(3,514,634)
Net change in unrealized	(1,931,344)
Total Trading Results	(5,445,978)